Trade and other payables- Summary of trade and other payables (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Statement [Line Items]
Trade and other current payables	$ 14,292
Amounts payable, related party transactions	13,200
Aconcagua [Member]
Statement [Line Items]
Amounts payable, related party transactions	$ 13,200
Proportion of ownership interest in joint venture	100.00%